Share-based payments (Details) - € / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Rsu Beginning Balance		87,642	42,896
Weighted average Grant date fair value per share, Rsu Beginning Balance		€ 11.43	€ 12.24
Rsu Granted		68,273	59,441
Weighted average Grant date fair value per share, Rsu Granted		€ 3.78	€ 8.00
Rsu Vested	[1]	(86,566)	(14,253)
Weighted average Grant date fair value per share, Rsu Vested	[1]	€ 10.63	€ 12.17
Rsu Forfeited		(14,396)	(442)
Weighted average Grant date fair value per share, Rsu Forfeited		€ 11.77	€ 12.24
Rsu Ending Balance		54,953	87,642
Weighted average Grant date fair value per share, Rsu Ending Balance		€ 10.20	€ 11.43

[1]	10,000 ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2023 (2022: none).